Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Summary of cash and cash equivalents

	Gross amounts	Gross amounts
	2024	2023
	£m	£m
Cash at bank and in hand	796	1,080
Money market funds	24	153
Short-term bank deposits	105	329
Cash and cash equivalents in the Consolidated Balance Sheet	925	1,562
Bank overdraft	(553)	(730)
Cash and cash equivalents in the Consolidated Cash Flow Statement	372	832